Condensed Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net Income/(Loss)	€ (89)	€ 2,674
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Unrealized foreign exchange loss	30	72
Depreciation and amortization	723	622
Stock-based compensation	958	933
Release of inventory allowance	(630)	(31)
Deferred revenues	(494)	(1,396)
Provisions for income taxes	311	288
Changes in operating assets and liabilities:
Accounts receivable	(951)	(743)
Inventories	(100)	(676)
Prepaid expenses and other current and noncurrent assets	(122)	85
Accounts payable, accrued expenses and termination indemnities	1,074	192
Net cash provided by operating activities	710	2,020
Cash Flows From Investing Activities:
Purchase of equipment and furniture	(263)	(601)
Proceeds from sale of marketable securities	0	263
Net cash used in investing activities	(263)	(338)
Cash Flows From Financing Activities:
Proceeds from stock options exercise	185	64
Repayment of long-term debt	(260)	(498)
Principal payments of capital lease obligations	(21)	(34)
Net cash used in financing activities	(96)	(468)
Increase in cash and cash equivalents	351	1,214
Effect of exchange rate on cash and cash equivalents	(19)	(120)
Cash and cash equivalents, beginning of period	9,990	8,742
Cash and cash equivalents, end of period	10,322	9,836
Supplemental disclosure of cash flow information:
Cash paid for interest	26	32
Cash paid for income taxes	0	374
Supplemental disclosure of non cash investing and financing activities:
Offset non cash assets and liabilities with FinSirton S.p.A (now F3F S.p.A.).	€ 275	€ 0